Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 31	$ 32	$ 30	$ 63	$ 60
Insurance finance expense	$ 9	$ 8	$ 8	$ 17	$ 15